Consolidated Statements of Financial Position - Li Cycle Holdings Corp [member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash and cash equivalents	$ 596,858,298	$ 663,557
Accounts receivable	4,072,701	571,300
Other receivables	973,145	318,929
Prepayments and deposits	8,646,998	963,951
Inventory	1,197,807	179,994
Total current assets	611,748,949	2,697,731
Non-current assets
Plant and equipment	26,389,463	5,602,580
Right of use assets	27,009,760	3,859,088
Total non-current assets	53,399,223	9,461,668
Total assets	665,148,172	12,159,399
Current liabilities
Accounts payable and accrued liabilities	18,701,116	4,364,372
Restricted share units	0	171,849
Lease liabilities	2,868,795	591,355
Loans payable	7,752	1,468,668
Total current liabilities	21,577,663	6,596,244
Non-current liabilities
Lease liabilities	26,496,074	3,021,815
Loans payable	31,996	779,210
Convertible debt	100,877,838	0
Warrants	82,109,334	0
Restoration provisions	334,233	321,400
Total non-current liabilities	209,849,475	4,122,425
Total liabilities	231,427,138	10,718,669
Shareholders' equity
Share capital	672,079,154	15,441,600
Contributed surplus	3,026,721	824,683
Accumulated deficit	(241,088,229)	(14,528,941)
Accumulated other comprehensive loss	(296,612)	(296,612)
Shareholders' equity	433,721,034	1,440,730
Liabilities And Shareholders' equity	$ 665,148,172	$ 12,159,399